Sales Financing Receivables And Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Finance Receivables-Net

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Retail finance receivables	¥204,593	¥193,985
Less: Allowance for credit losses	(732)	(603)

Retail—net	203,861	193,382

Finance lease receivables	128,415	127,056
Less: Unearned income	(16,479)	(17,674)
Less: Allowance for credit losses	(3,365)	(2,498)

Finance leases—net	108,571	106,884

Total finance receivables—net	312,432	300,266
Less: current portion	(108,160)	(100,437)

Long-term finance receivables—net	¥204,272	¥199,829

Schedule Of Long-Term Trade Accounts Receivable-Net

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Long-term trade accounts receivable
Current	¥26,901	¥24,500
Non-current	31,409	27,487

Total long-term trade accounts receivable	58,310	51,987
Less: Allowance for doubtful accounts	(1,027)	(1,016)

Long-term trade accounts receivable—net	¥57,283	¥50,971

Schedule Of Annual Maturities Of Retail Finance Receivables And Long-Term Trade Accounts Receivable And Future Minimum Lease Payments On Finance Leases

(¥ in millions)
Years ending March 31:	Retail finance receivables	Finance lease receivables	Long-term trade accounts receivable
2013	¥67,513	¥50,722	¥26,901
2014	59,705	34,748	12,516
2015	47,379	23,076	8,487
2016	26,750	14,260	5,517
2017	2,524	5,432	3,084
2018 and thereafter	722	177	1,805

Total	¥204,593	¥128,415	¥58,310

Schedule Of Finance Income And Expenses

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Finance income	¥18,964	¥20,128	¥21,364
Finance expenses	6,699	8,773	10,029

Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at the end of each fiscal year:

(¥ in millions)
At March 31:	Retail finance receivables		Finance lease receivables		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Other Areas	Japan	Asia Outside Japan	Japan	Asia Outside Japan
2012:
Rank A	¥194,625	¥865	¥8,565	¥100,169	¥55,041	¥82
Rank B	8,699	—	201	3,001	2,669	—
Rank C	404	—	—	—	518	—

Total	¥203,728	¥865	¥8,766	¥103,170	¥58,228	¥82

2011:
Rank A	¥183,973	¥—	¥9,485	¥98,444	¥49,058	¥—
Rank B	9,713	—	181	1,272	2,890	—
Rank C	299	—	—	—	39	—

Total	¥193,985	¥—	¥9,666	¥99,716	¥51,987	¥—

Schedule Of Age Analysis Of Past Due Sales Financing Receivables By Type Of Receivables And Region

The following table presents an aging analysis of past due sales financing receivables by type of receivables and region:

(¥ in millions)
At March 31: Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
2012:
Retail finance Receivables	North America	¥7,586	¥622	¥93	¥802	¥9,103	¥194,625	¥203,728
Retail finance Receivables	Other Areas	—	—	—	—	—	865	865
Finance lease receivables	Japan	67	25	22	80	194	8,572	8,766
Finance lease receivables	Asia Outside Japan	499	606	519	1,377	3,001	100,169	103,170
Long-term trade accounts receivable	Japan	925	247	150	1,097	2,419	55,809	58,228
Long-term trade accounts receivable	Asia Outside Japan	—	—	—	—	—	82	82

Total		¥9,077	¥1,500	¥784	¥3,356	¥14,717	¥360,122	¥374,839

2011:
Retail finance receivables	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivables	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivables	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354